Assets and Liabilities Held for Sale and Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 22, 2014	Dec. 28, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Assets and Liabilities Held for Sale and Financial Results of Discontinued Operations
The financial results of discontinued operations for the 12 weeks ended March 22, 2014 and March 23, 2013 were as follows (in millions):

	March 22, 2014	March 23, 2013
Sales and other revenue:
CSL	$—	$1,493.2
Dominick's	7.3	329.9
Blackhawk	223.2	$175.7
Total	$230.5	$1,998.8

(Loss) income from discontinued operations, before income taxes:
CSL	$—	$76.2
Dominick's	(61.8)	(11.3)
Blackhawk	(5.7)	$0.4
Total	$(67.5)	$65.3

(Loss) gain on sale or disposal of operations, net of lease exit costs, before income taxes:
CSL	(5.1)	—
Dominick's	42.1	—
Total	$37.0	$—

Total (loss) income from discontinued operations before income taxes [1]	$(30.5)	$65.3
Income taxes on discontinued operations	15.6	(6.1)
(Loss) income from discontinued operations, net of tax	$(14.9)	$59.2
Assets and liabilities held for sale at March 22, 2014 and December 28, 2013 were as follows (in millions):

	March 22, 2014	December 28, 2013
Assets held for sale:
Dominick's property, net, held for sale	$97.6	$136.7
Other United States real estate assets held for sale	10.1	7.2
Total assets held for sale	$107.7	$143.9

Liabilities held for sale:
Dominick's:
Deferred gain on property dispositions	$15.6	$9.0
Obligations under capital leases	—	5.2
Deferred rent	0.2	2.6
Other liabilities	0.2	1.4
Total liabilities held for sale*	$16.0	$18.2
*Included in Other Accrued Liabilities on the consolidated balance sheet.

Assets and liabilities held for sale at December 28, 2013 were as follows (in millions):

December 28, 2013
Assets held for sale:
Dominick's property, net, held for sale	$136.7
Other United States real estate assets held for sale	7.2
Total assets held for sale	$143.9

December 28, 2013
Liabilities held for sale:
Dominick's
Deferred gain on property dispositions	$9.0
Obligations under capital leases	5.2
Deferred rent	2.6
Other liabilities	1.4
Total liabilities held for sale (1)	$18.2

(1)	Included in Other Accrued Liabilities on the consolidated balance sheet.
Financial information for discontinued operations is shown below (in millions):

	2013	2012	2011
Sales and other revenue:
CSL (1)	$5,447.9	$6,695.8	$6,726.9
Dominick's	1,394.8	1,465.2	1,568.6
Blackhawk	1,074.2	906.8	701.1
Total	$7,916.9	$9,067.8	$8,996.6

Income (loss) from discontinued operations, before income taxes:
CSL (1)	$286.2	$442.3	$462.3
Dominick's	(92.0)	(50.4)	(38.7)
Blackhawk	84.4	74.2	60.5
Total	$278.6	$466.1	$484.1

Gain (loss) on sale or disposal of operations, net of lease exit costs, before income taxes:
CSL (2)	$4,783.1	$—	$—
Dominick's	(493.1)	—	—
Genuardi's	—	52.4	—
Total	$4,290.0	$52.4	$—

Total income from discontinued operations before income taxes	$4,568.6	$518.5	$484.1
Income taxes on discontinued operations	(1,263.5)	(169.6)	(295.4)
Income from discontinued operations, net of tax	$3,305.1	$348.9	$188.7

(1) For CSL, 2013 reflects 44 weeks of activity compared to 52 weeks in 2012 and 2011.
(2) In accordance with ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity," the Company transferred the cumulative translation adjustment relating to Canadian operations from Accumulated Other Comprehensive Loss on the balance sheet to gain on the Sale of Canadian Operations.